Condensed Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
Income Statement [Abstract]
Net income (loss)	$ (2,006)	$ (38,928)	$ 589	$ (5,736)	$ 3,097
Other comprehensive loss - Foreign currency translation adjustment, net of tax		(23)
Comprehensive income (loss)	$ (2,006)	$ (38,951)	$ 589	$ (5,736)	$ 3,097